Land Use Right (Tables) (Land use right)	12 Months Ended
Dec. 31, 2014
Land use right
Intangible assets
Summary of land use right

The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Cost	27,779	94,736
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(1,508)	(2,088)
Land use right, net	11,271	77,648